Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value	$ 246,518,368	$ 226,364,521
Investments at contract value	33,268,187	35,567,450
Total investments	279,786,554	261,931,971
Receivables:
Contributions from employer	45,097	42,372
Contributions from participants	236,175	218,534
Promissory notes from participants	11,267,554	12,247,402
Interest and dividend income	29,641	29,964
Total receivables	11,578,467	12,538,272
Net assets available for benefits	$ 291,365,021	$ 274,470,244